Events After The Reporting Period (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	Aug. 18, 2026 USD ($) $ / shares shares	Aug. 18, 2026 CAD ($) $ / shares shares	Aug. 13, 2026 USD ($)	Jun. 30, 2026 USD ($)	Feb. 12, 2026 USD ($)
Events After The Reporting Period [Line Items]
Principal amount					$ 2,000
Percentage of gross proceeds				90.00%
Percentage of warrant coverage				100.00%
Subsequent Events [Member]
Events After The Reporting Period [Line Items]
Aggregate investment				$ 1,900
Forecast [Member]
Events After The Reporting Period [Line Items]
Exercise price per share | (per share)	$ 0.0845	$ 0.12
Gross proceeds	$ 3,800
Percentage of gross proceeds	50.00%	50.00%
Percentage of warrant coverage	50.00%	50.00%
Shares acquired | shares	22,500,000	22,500,000
Aggregate investment		$ 2,700,000
Amount of gross proceeds		5,400
NeuroThera [Member] | Subsequent Events [Member]
Events After The Reporting Period [Line Items]
Principal amount	$ 21,100	$ 30,000,000
Percentage of shares issued and outstanding	44.60%	44.60%
Accumulated interest			$ 750